Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information

The following represents a summary of selected unaudited quarterly financial data for 2017 and 2016:

	(in thousands, except share data)
		Net		Net Income
	Interest	Interest	Net	Per Share
	Income	Income	Income	Basic	Diluted
2017
First quarter	$5,468	$4,859	$1,394	$0.43	$0.43
Second quarter	$5,920	$5,270	$1,185	$0.36	$0.36
Third quarter	$6,484	$5,708	$402	$0.12	$0.12
Fourth quarter	$7,900	$6,817	$865	$0.27	$0.27

2016
First quarter	$5,245	$4,731	$1,307	$0.40	$0.40
Second quarter	$5,303	$4,746	$1,336	$0.40	$0.40
Third quarter	$5,541	$4,961	$1,378	$0.42	$0.42
Fourth quarter	$5,538	$4,958	$1,500	$0.46	$0.46